Commitments and Contingencies (Details Narrative)		3 Months Ended			12 Months Ended
	Jan. 01, 2026 MYR (RM)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Mar. 31, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)	Mar. 31, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)
Operating lease expense		$ 13,911		$ 1,176	$ 22,335			$ 82,830
Lease liability discount rate		12.00%								12.00%
Loss before income tax provision		$ 167,000		4,206,000	2,991,000			11,994,000
Future NRG Sdn. Bhd. [Member]
Loss before income tax provision		45,890			66,862	RM 271,526		123,433	RM 552,425
Working capital deficit					4,524,366			2,762,164			RM 18,373,451		RM 12,362,067
Accounts payable and accrued liabilities		477,406			5,113,187			3,440,900
Cash (used in)/generated by operating activities					86,228	RM 350,174			RM 784,774
Short term lease payments		2,224			8,864
Legal advice				$ 406,945	405,566			405,566			1,647,000	RM 1,647,000	1,647,000
Future NRG Sdn. Bhd. [Member] | AHT Syngas Technology NV [Member]
Proceeds from claim amount | €			€ 1,783,810				€ 1,783,810
Counterclaimed amount | €			200,000				200,000
Allegedly unpaid amount | €			€ 342,857				342,857
Alleged overpayment amount | €							€ 949,000
Future NRG Sdn. Bhd. [Member] | Subsequent Event [Member]
Proceeds from equity interest | RM	RM 10,500,000
Outstanding amount due		$ 1,934,289								RM 7,855,337
Future NRG Sdn. Bhd. [Member] | Fitters Diversified Berhad Group [Member]
Accounts payable and accrued liabilities					$ 4,655,340						RM 18,905,336		RM 19,885,572
Corporate Headquarters Tower 11 Kuala Lumpur Malaysia [Member]
Lease term					2 years						2 years
Dundee Facility [Member]
Operating lease expense					$ 12,813			$ 9,104
Kuala Lumpur Malaysia [Member]
Operating lease, remaining lease term					1 year 2 months 12 days						1 year 2 months 12 days
Berkeley Heights Facility [Member]
Lease liability discount rate					12.00%						12.00%